Per share amounts (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per common share attributable to equity holders:
Weighted Average Number Of Instruments Used In Calculating Diluted Earnings Loss Per Instrument Participating Equity Instruments Other Than Ordinary Shares	0	0